SHARE CAPITAL (Details 3)	12 Months Ended
	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
SHARE CAPITAL
Options, outstanding, beginning | shares	46,372,500	45,140,000
Options, granted | shares	16,960,000	16,010,000
Options expired/cancelled	(16,517,500)	(13,146,250)
Options, forfeited | shares	(1,755,000)	(1,631,250)
Options, outstanding, ending | shares	45,060,000	46,372,500
Weighted average exercise price, outstanding, beginning	$ 0.37	$ 0.44
Weighted average exercise price, granted	0.19	0.26
Weighted average exercise price, expired	0.44	0.63
Weighted average exercise price, forfeited	0.23	0.31
Weighted average exercise price, outstanding, ending	$ 0.28	$ 0.37